SCHEDULE I CONDENSED FINANCIAL INFORMATION OF PARENT COMPANY (Details 6) (USD $) In Thousands, unless otherwise specified	12 Months Ended
Dec. 31, 2010
IPO
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 10,284
Additional public offering
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	702
Parent Company | IPO
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	10,284
Parent Company | Additional public offering
Condensed Financial Information of Parent Company
Issuance of common shares upon initial public offering or follow-on offering, issuance costs	$ 702